Loss Per Common Share	12 Months Ended
Dec. 31, 2011
Loss Per Common Share [Abstract]
Loss per Common Share

NOTE 14 Loss per Common Share

The following table reconciles the weighted average shares outstanding and net loss for basic and diluted loss per common share:

	Year ended December 31,
(Dollars in thousands, except per share data)	2011	2010	2009
Weighted average number of common shares outstanding used in basic earnings per common share calculation	3,853,491	3,766,756	3,695,827
Net dilutive effect of:
Options	0	0	0
Restricted stock awards	0	0	0

Weighted average number of common shares outstanding adjusted for effect of dilutive securities	3,853,491	3,766,756	3,695,827

Net loss available to common shareholders	$(13,376)	(30,762)	(12,543)
Basic loss per common share	$(3.47)	(8.17)	(3.39)
Diluted loss per common share	$(3.47)	(8.17)	(3.39)

Options and restricted stock awards are excluded from the loss per share calculation when a net loss is incurred as their inclusion in the calculation would be anti-dilutive and result in a lower loss per common share. Therefore, options and restricted stock awards are zero in all of the above loss per common share calculations.